INVESTMENTS IN SINGLE-FAMILY RESIDENTIAL PROPERTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Residential Homes [Abstract]
Residential Homes [Text Block]

NOTE 3. INVESTMENTS IN SINGLE-FAMILY RESIDENTIAL PROPERTIES

The following table summarizes the Company’s investments in single-family residential properties. The homes are generally leased to individual tenants under leases with terms of one year or less.

	Number of Homes	Land	Buildings and Improvements	Investments in Single-Family Residential Properties, Gross
Total at December 31, 2016	624	$8,579,550	$39,419,038	$47,998,588
Purchases, improvements, sales during 2017:
Houston, TX	—	—	47,036	47,036
Jacksonville, FL	—	—	62,006	62,006
Jacksonville, FL (sale)	(1)	(10,908)	(66,468)	(77,376)
Memphis, TN	20	400,000	1,243,814	1,643,814
Atlanta, GA	38	270,000	2,421,627	2,691,627
Total at March 31, 2017	681	$9,238,642	$43,127,053	$52,365,695

NOTE 3. INVESTMENTS IN SINGLE-FAMILY RESIDENTIAL PROPERTIES

The following table summarizes the Company’s investments in single-family residential properties. The homes are generally leased to individual tenants under leases with terms of one year or less.

	Number of Homes	Land	Buildings and Improvements	Investments in Single-Family Residential Properties, Gross	Accumulated Depreciation	Investments in Single-Family Residential Properties, Net
Total at January 1, 2015	395	$5,422,647	$23,961,608	$29,384,255	$(592,114)	$28,792,141
Purchases, improvements, disposition during 2015:
Houston, TX	—	—	34,938	34,938	(380,630)	(345,692)
Jacksonville, FL	133	1,345,453	7,723,661	9,069,114	(415,172)	8,653,942
Memphis, TN	—	—	60,550	60,550	(226,188)	(165,638)
Memphis, TN (disposition)	(1)	(6,750)	(38,250)	(45,000)	1,507	(43,493)
Atlanta, GA	—	—	2,150	2,150	(18,276)	(16,126)
Total at December 31, 2015	527	$6,761,350	$31,744,657	$38,506,007	$(1,630,873)	$36,875,134
Purchases and improvements during 2016:
Houston, TX	97	1,818,200	7,240,899	9,059,099	(408,425)	8,650,674
Jacksonville, FL	—	—	261,453	261,453	(557,805)	(296,352)
Memphis, TN	—	—	125,895	125,895	(234,308)	(108,413)
Atlanta, GA	—	—	46,134	46,134	(21,638)	24,496
Total at December 31, 2016	624	$8,579,500	$39,419,038	$47,998,588	$(2,853,049)	$45,145,539
For the year ended December 31, 2016, the Company included $109,088 of rental income, $43,070 of property operating, maintenance and real estate taxes, $147,099 of acquisition costs, $21,721 of depreciation, and net loss of $102,802 in its consolidated statements of operations related to the Company’s acquisitions of additional properties during 2016.
For the year ended December 31, 2015, the Company included $698,976 of rental income, $366,809 of property operating, maintenance and real estate taxes, $375,780 of acquisition costs, $118,180 of depreciation, and net loss of $161,793 in its consolidated statements of operations related to the Company’s acquisitions of additional properties during 2015.
Unaudited Pro Forma Financial Information
The following table summarizes, on an unaudited pro forma basis, the combined results of operations of the Company for the years ended December 31, 2016 and 2015 prepared as if all of the Company’s acquisitions of properties in 2016 and 2015 had occurred on January 1, 2015. This pro forma information does not purport to represent what the actual results of operations of the Company would have been had these acquisitions occurred on this date, nor does it purport to predict the results of operations for future periods.

	For the Year Ended December 31
	2016	2015
Rental income	$6,745,713	$6,579,828
Property operating, maintenance and real estate taxes	$3,099,440	$3,053,996
Depreciation and amortization	$1,626,395	$1,567,162
Net loss	$(1,424,863)	$(1,638,482)
Net loss per share, basic and fully diluted	$(0.17)	$(0.23)
Weighted average number of common shares outstanding, basic and fully diluted	8,197,073	7,016,796
The unaudited pro forma information for the years ended December 31, 2016 and 2015 has been adjusted to include all acquisition fees and expenses related to the acquisitions as being recorded on January 1, 2015 and additionally to include the additional interest expense relating to the Company’s 2015 borrowings.